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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08291
                                   ---------------------------------------------

                             ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 40 West 57th Street, 18th Floor        New York, New York             10019
--------------------------------------------------------------------------------
          (Address of principal executive offices)                   (Zip code)

                           R. Alan Medaugh, President

   ISI, Inc.   40 West 57th Street, 18th Floor   New York, New York   10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600
                                                    ----------------------------

Date of fiscal year end:        October 31, 2009
                            --------------------------

Date of reporting period:       January 31, 2009
                            --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

SECURITY                                                  SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 77.16%

AEROSPACE & DEFENSE - 1.76%
  Goodrich Corp.                                           1,100   $     42,526
  Honeywell International, Inc.                            3,500        114,835
  L-3 Communications Holdings, Inc.                        4,000        316,080
  Northrop Grumman Corp.                                   4,200        202,104
  United Technologies Corp.                                3,000        143,970
                                                                   ------------
                                                                        819,515
                                                                   ------------
AIR FREIGHT & LOGISTICS - 0.55%
  FedEx Corp.                                              5,000        254,700
                                                                   ------------

AIRLINES - 0.60%
  Southwest Airlines Co.                                  40,000        281,200
                                                                   ------------

AUTO COMPONENTS - 0.15%
  Cooper Tire & Rubber Co.                                 5,000         23,350
  Johnson Controls, Inc.                                   3,560         44,536
                                                                   ------------
                                                                         67,886
                                                                   ------------
BEVERAGES - 0.60%
  Coca-Cola Co. (The)                                      5,000        213,600
  PepsiCo, Inc.                                            1,284         64,495
                                                                   ------------
                                                                        278,095
                                                                   ------------
BIOTECHNOLOGY - 3.12%
  Amgen, Inc.*                                             7,300        400,405
  Biogen Idec, Inc.*                                       4,000        194,600
  Genentech, Inc.*                                         6,324        513,762
  Genzyme Corp.*                                           5,000        344,600
                                                                   ------------
                                                                      1,453,367
                                                                   ------------
CAPITAL MARKETS - 2.33%
  Bank of New York Mellon Corp. (The)                        842         21,673
  BlackRock, Inc. - Class A                                2,240        243,712
  Calamos Asset Management, Inc.                           5,000         29,800
  Charles Schwab Corp. (The)                              14,100        191,619
  E*TRADE Financial Corp.*                                 5,600          6,384
  FCStone Group, Inc.*                                     9,700         37,345
  Goldman Sachs Group, Inc. (The)                          1,000         80,730
  Invesco Ltd.                                             4,400         51,876
  Janus Capital Group, Inc.                                4,600         24,150
  Knight Capital Group, Inc.*                              5,000         90,150
  Penson Worldwide, Inc.*                                  5,000         29,900
  SEI Investments Co.                                      6,400         81,088
  State Street Corp.                                       5,300        123,331
  SWS Group, Inc.                                          5,000         73,250
                                                                   ------------
                                                                      1,085,008
                                                                   ------------

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)

SECURITY                                                  SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 77.16% (Continued)

CHEMICALS - 1.05%
  Ashland, Inc.                                            5,000   $     40,100
  FMC Corp.                                                2,700        120,474
  International Flavors & Fragrances, Inc.                11,500        329,130
                                                                   ------------
                                                                        489,704
                                                                   ------------
COMMERCIAL BANKS - 2.59%
  Associated Banc-Corp                                     5,000         78,250
  Colonial BancGroup, Inc. (The)                           5,800          4,582
  Columbia Banking System, Inc.                            4,400         39,160
  Cullen/Frost Bankers, Inc.                               5,000        218,850
  F.N.B. Corp.                                             5,100         40,341
  First Commonwealth Financial Corp.                       9,400         90,146
  First Financial Bancorp.                                 4,000         32,480
  Frontier Financial Corp.                                10,000         17,700
  Glacier Bancorp, Inc.                                    5,000         76,750
  Hancock Holding Co.                                      5,000        136,850
  Prosperity Bancshares, Inc.                              5,000        135,250
  Provident Bankshares Corp.                               4,000         25,680
  Regions Financial Corp.                                    546          1,889
  Sterling Financial Corp.                                 4,000          7,400
  Susquehanna Bancshares, Inc.                             5,000         55,000
  UCBH Holdings, Inc.                                      4,000          9,320
  UMB Financial Corp.                                      4,500        174,330
  United Community Banks, Inc.                             4,837         24,913
  US Bancorp                                               2,473         36,699
  Zions Bancorp.                                             100          1,492
                                                                   ------------
                                                                      1,207,082
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES - 0.38%
  Copart, Inc.*                                            5,000        120,450
  Herman Miller, Inc.                                      5,000         54,950
                                                                   ------------
                                                                        175,400
                                                                   ------------
COMMUNICATIONS EQUIPMENT - 1.37%
  Cisco Systems, Inc.*                                    40,857        611,629
  Juniper Networks, Inc.*                                  1,795         25,417
                                                                   ------------
                                                                        637,046
                                                                   ------------
COMPUTERS & PERIPHERALS - 4.80%
  Apple, Inc.*                                             5,848        527,080
  Hewlett-Packard Co.                                     10,000        347,500
  International Business Machines Corp.                   13,422      1,230,126
  Teradata Corp.*                                         10,000        131,300
                                                                   ------------
                                                                      2,236,006
                                                                   ------------
CONSTRUCTION & ENGINEERING - 0.03%
  Layne Christensen Co.*                                   1,000         15,780
                                                                   ------------

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)

SECURITY                                                  SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 77.16% (CONTINUED)

CONSUMER FINANCE - 0.50%
  AmeriCredit Corp.*                                       9,000   $     42,390
  Discover Financial Services                              6,240         44,616
  First Cash Financial Services, Inc.*                     5,000         84,100
  SLM Corp.*                                               5,600         64,120
                                                                   ------------
                                                                        235,226
                                                                   ------------
DISTRIBUTORS - 0.10%
  Genuine Parts Co.                                        1,450         46,429
                                                                   ------------

DIVERSIFIED CONSUMER SERVICES - 0.54%
  Career Education Corp.*                                  4,000         87,200
  Corinthian Colleges, Inc.*                               4,000         74,720
  Jackson Hewitt Tax Service, Inc.                         4,000         52,960
  Sotheby's                                                4,000         34,760
                                                                   ------------
                                                                        249,640
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES - 1.42%
  Bank of America Corp.                                   19,360        127,389
  CIT Group, Inc.                                          4,100         11,439
  Citigroup, Inc.                                         20,202         71,717
  CME Group, Inc.                                            800        139,128
  Financial Federal Corp.                                  7,500        162,900
  Moody's Corp.                                            6,974        149,383
                                                                   ------------
                                                                        661,956
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.91%
  AT&T, Inc.                                              11,039        271,780
  Fairpoint Communications, Inc.                             771          2,105
  Frontier Communications Corp.                            7,500         60,825
  Globalstar, Inc.*                                       13,500          3,240
  PAETEC Holding Corp.*                                    9,300         12,555
  tw telecom, inc.*                                        6,600         50,490
  Verizon Communications, Inc.                               688         20,551
                                                                   ------------
                                                                        421,546
                                                                   ------------
ELECTRIC UTILITIES - 2.28%
  Allegheny Energy, Inc.                                   7,200        239,328
  DPL, Inc.                                               31,100        670,205
  PPL Corp.                                                5,000        153,300
                                                                   ------------
                                                                      1,062,833
                                                                   ------------
ELECTRICAL EQUIPMENT - 0.27%
  Advanced Battery Technologies, Inc.*                    14,300         36,608
  Rockwell Automation, Inc.                                3,439         89,552
                                                                   ------------
                                                                        126,160
                                                                   ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.60%
  Agilent Technologies, Inc.*                              5,105         92,298
  Cognex Corp.                                            14,127        184,499
                                                                   ------------
                                                                        276,797
                                                                   ------------

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)

SECURITY                                                  SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 77.16% (CONTINUED)

ENERGY EQUIPMENT & SERVICES - 0.30%
  Halliburton Co.                                          5,000   $     86,250
  Superior Energy Services, Inc.*                          3,500         54,530
                                                                   ------------
                                                                        140,780
                                                                   ------------
FOOD & STAPLES RETAILING - 2.25%
  Costco Wholesale Corp.                                   2,860        128,786
  CVS Caremark Corp.                                       4,000        107,520
  Walgreen Co.                                             5,000        137,050
  Wal-Mart Stores, Inc.                                   14,266        672,214
                                                                   ------------
                                                                      1,045,570
                                                                   ------------
FOOD PRODUCTS - 1.75%
  General Mills, Inc.                                      5,000        295,750
  Hershey Co. (The)                                        5,000        186,400
  Hormel Foods Corp.                                      10,000        298,300
  McCormick & Co., Inc. - Non-Voting Shares                1,000         32,040
                                                                   ------------
                                                                        812,490
                                                                   ------------
GAS UTILITIES - 0.77%
  Energen Corp.                                            7,100        207,391
  National Fuel Gas Co.                                    5,000        149,800
                                                                   ------------
                                                                        357,191
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.59%
  AngioDynamics, Inc.*                                     5,000         68,000
  Baxter International, Inc.                                 500         29,325
  Beckman Coulter, Inc.                                      100          4,972
  DENTSPLY International, Inc.                             4,000        107,640
  IDEXX Laboratories, Inc.*                                5,000        164,000
  Immucor, Inc.*                                           4,000        110,840
  Medtronic, Inc.                                          2,670         89,418
  Meridian Bioscience, Inc.                                5,000        106,300
  Sirona Dental Systems, Inc.*                             5,000         60,050
                                                                   ------------
                                                                        740,545
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES - 2.61%
  Aetna, Inc.                                              1,400         43,400
  AmerisourceBergen Corp.                                 10,000        363,200
  Express Scripts, Inc.*                                   5,000        268,800
  Health Net, Inc.*                                       10,000        146,300
  McKesson Corp.                                           4,700        207,740
  UnitedHealth Group, Inc.                                 6,548        185,505
                                                                   ------------
                                                                      1,214,945
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE - 1.49%
  Burger King Holdings, Inc.                               5,000        111,250
  McDonald's Corp.                                        10,000        580,200
                                                                   ------------
                                                                        691,450
                                                                   ------------
HOUSEHOLD DURABLES - 0.02%
  Harman International Industries, Inc.                      600          9,654
                                                                   ------------

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)

SECURITY                                                  SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 77.16% (CONTINUED)

HOUSEHOLD PRODUCTS - 1.25%
  Procter & Gamble Co. (The)                              10,644   $    580,098
                                                                   ------------

INDUSTRIAL CONGLOMERATES - 1.43%
  3M Co.                                                   2,400        129,096
  General Electric Co.                                    44,334        537,771
                                                                   ------------
                                                                        666,867
                                                                   ------------
INSURANCE - 2.85%
  Aon Corp.                                                6,800        251,940
  Cincinnati Financial Corp.                               4,600        100,878
  eHealth, Inc.*                                           4,600         63,572
  Loews Corp.                                              7,700        187,880
  Marsh & McLennan Cos., Inc.                              5,363        103,667
  MBIA, Inc.                                               6,200         23,932
  Meadowbrook Insurance Group, Inc.                        8,700         52,809
  MetLife, Inc.                                           10,000        287,300
  Old Republic International Corp.                         4,000         41,280
  Prudential Financial, Inc.                               5,000        128,750
  Torchmark Corp.                                            200          6,000
  Travelers Cos., Inc. (The)                                 100          3,864
  Unitrin, Inc.                                            6,000         76,560
                                                                   ------------
                                                                      1,328,432
                                                                   ------------
INTERNET & CATALOG RETAIL - 0.38%
  Amazon.com, Inc.*                                        1,000         58,820
  drugstore.com, inc.*                                     5,000          4,950
  Expedia, Inc.*                                           2,543         22,709
  NutriSystem, Inc.                                        4,000         51,560
  Stamps.com, Inc.*                                        5,000         40,900
                                                                   ------------
                                                                        178,939
                                                                   ------------
INTERNET SOFTWARE & SERVICES - 2.20%
  Akamai Technologies, Inc.*                               5,000         67,400
  eBay, Inc.*                                              2,840         34,137
  Google, Inc.*                                            2,200        744,766
  Yahoo!, Inc.*                                           15,000        175,950
                                                                   ------------
                                                                      1,022,253
                                                                   ------------
IT SERVICES - 0.26%
  Fidelity National Information Services, Inc.               279          4,439
  Heartland Payment Systems, Inc.                          3,000         27,210
  Hewitt Associates, Inc. - Class A*                       2,940         83,437
  Lender Processing Services, Inc.                           139          3,603
                                                                   ------------
                                                                        118,689
                                                                   ------------

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)

SECURITY                                                  SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 77.16% (CONTINUED)

LIFE SCIENCES TOOLS & SERVICES - 1.02%
  Affymetrix, Inc.*                                        4,000   $     12,720
  Covance, Inc.*                                           5,000        193,000
  Life Technologies Corp.*                                10,000        254,600
  PerkinElmer, Inc.                                        1,000         12,620
                                                                   ------------
                                                                        472,940
                                                                   ------------
MACHINERY - 0.50%
  Flow International Corp.*                                5,000          7,750
  Illinois Tool Works, Inc.                                1,138         37,167
  Joy Global, Inc.                                         5,000        104,150
  Manitowoc Co., Inc. (The)                                9,700         53,350
  Mueller Water Products, Inc.                             4,000         27,080
  Timken Co.                                                 300          4,467
                                                                   ------------
                                                                        233,964
                                                                   ------------
MEDIA - 1.61%
  CBS Corp. - Class B                                      7,500         42,900
  DIRECTV Group, Inc. (The)*                              10,000        219,000
  DreamWorks Animation SKG, Inc. - Class A*                3,439         75,486
  Interpublic Group of Cos., Inc.*                         1,900          6,327
  Marvel Entertainment, Inc.*                              5,000        137,550
  McGraw-Hill Cos., Inc. (The)                               600         13,194
  New York Times Co. (The) - Class A                       5,000         24,850
  News Corp. - Class A                                       604          3,860
  Time Warner, Inc.                                        9,400         87,702
  Virgin Media, Inc.                                       7,600         34,504
  Walt Disney Co. (The)                                    5,000        103,400
                                                                   ------------
                                                                        748,773
                                                                   ------------
METALS & MINING - 0.50%
  Newmont Mining Corp.                                     5,000        198,900
  Titanium Metals Corp.                                    5,000         35,250
                                                                   ------------
                                                                        234,150
                                                                   ------------
MULTILINE RETAIL - 0.33%
  Macy's, Inc.                                             7,500         67,125
  Sears Holdings Corp.*                                    1,200         49,104
  Target Corp.                                             1,198         37,378
                                                                   ------------
                                                                        153,607
                                                                   ------------
MULTI-UTILITIES - 0.34%
  MDU Resources Group, Inc.                                5,000         99,450
  TECO Energy, Inc.                                        5,000         60,050
                                                                   ------------
                                                                        159,500
                                                                   ------------
OIL, GAS & CONSUMABLE FUELS - 9.68%
  Chevron Corp.                                            9,328        657,810
  ConocoPhillips                                           8,650        411,134
  Continental Resources, Inc.*                             4,000         82,680
  Delek US Holdings, Inc.                                  7,500         52,125

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)

SECURITY                                                  SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 77.16% (CONTINUED)

OIL, GAS & CONSUMABLE FUELS - 9.68% (CONTINUED)
  Denbury Resources, Inc.*                                 5,000   $     61,200
  EXCO Resources, Inc.*                                    5,200         52,728
  Exxon Mobil Corp.                                       26,424      2,020,907
  Hess Corp.                                               3,439        191,243
  Kinder Morgan Management, LLC*                           5,517        239,810
  Marathon Oil Corp.                                       9,000        245,070
  Mariner Energy, Inc.*                                       94            931
  Newfield Exploration Co.*                                1,400         26,866
  Plains Exploration & Production Co.*                     5,200        109,824
  Quicksilver Resources, Inc.*                             8,500         58,905
  Williams Cos., Inc.                                      7,600        107,540
  XTO Energy, Inc.                                         5,000        185,450
                                                                   ------------
                                                                      4,504,223
                                                                   ------------
PERSONAL PRODUCTS - 0.22%
  Avon Products, Inc.                                      5,000        102,250
                                                                   ------------

PHARMACEUTICALS - 5.60%
  Abbott Laboratories                                      4,335        240,333
  Allergan, Inc.                                             420         16,010
  Bristol-Myers Squibb Co.                                 2,247         48,108
  Eli Lilly & Co.                                          2,396         88,221
  Forest Laboratories, Inc.*                              10,000        250,400
  Johnson & Johnson                                       12,606        727,240
  King Pharmaceuticals, Inc.*                              7,400         64,676
  Pfizer, Inc.                                            56,763        827,605
  Salix Pharmaceuticals Ltd.*                              6,300         50,400
  Schering-Plough Corp.                                    4,500         79,020
  ViroPharma, Inc.*                                        5,000         60,000
  Wyeth                                                    3,630        155,981
                                                                   ------------
                                                                      2,607,994
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 1.27%
  Boston Properties, Inc.                                  5,100        220,830
  ProLogis                                                 5,000         50,050
  Public Storage                                           5,186        320,858
                                                                   ------------
                                                                        591,738
                                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.19%
  Forestar Group, Inc.*                                    7,900         88,085
  Meruelo Maddux Properties, Inc.*                         4,000          1,640
                                                                   ------------
                                                                         89,725
                                                                   ------------
ROAD & RAIL - 1.86%
  Burlington Northern Santa Fe Corp.                       5,000        331,250
  CSX Corp.                                                5,000        144,800
  Kansas City Southern*                                    5,000         90,800

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)

SECURITY                                                  SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 77.16% (CONTINUED)

ROAD & RAIL - 1.86% (CONTINUED)
  Ryder System, Inc.                                       1,000   $     33,780
  Union Pacific Corp.                                      6,000        262,740
                                                                   ------------
                                                                        863,370
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.75%
  Broadcom Corp.- Class A*                                 6,950        110,157
  Integrated Device Technology, Inc.*                      1,400          8,036
  Intel Corp.                                              9,874        127,375
  International Rectifier Corp.*                           1,000         13,620
  Linear Technology Corp.                                  5,600        131,152
  LSI Corp.*                                              15,000         47,700
  Marvell Technology Group Ltd.*                           7,400         53,946
  MEMC Electronic Materials, Inc.*                         5,000         68,000
  Micron Technology, Inc.*                                 5,000         18,600
  NVIDIA Corp.*                                            5,000         39,750
  Skyworks Solutions, Inc.*                                  800          3,456
  Teradyne, Inc.*                                          5,000         24,050
  Texas Instruments, Inc.                                 10,000        149,500
  Volterra Semiconductor Corp.*                            3,000         21,000
                                                                   ------------
                                                                        816,342
                                                                   ------------
SOFTWARE - 2.80%
  Adobe Systems, Inc.*                                     5,000         96,550
  ANSYS, Inc.*                                             5,000        124,300
  Electronic Arts, Inc.*                                  10,000        154,400
  Macrovision Solutions Corp.*                             1,631         21,382
  Microsoft Corp.                                         30,146        515,497
  Oracle Corp.*                                           13,100        220,473
  Sonic Solutions*                                         5,000          6,550
  Symantec Corp.*                                          5,600         85,848
  Symyx Technologies, Inc.*                                5,000         24,000
  Synchronoss Technologies, Inc.*                          5,000         42,550
  Synopsys, Inc.*                                            630         11,655
                                                                   ------------
                                                                      1,303,205
                                                                   ------------
SPECIALTY RETAIL - 1.85%
  Aaron Rents, Inc.                                        4,000         87,440
  American Eagle Outfitters, Inc.                          6,700         60,367
  Bed Bath & Beyond, Inc.*                                 5,300        123,119
  Best Buy Co., Inc.                                         456         12,777
  Cato Corp. (The)                                         5,500         72,765
  Christopher & Banks Corp.                                5,000         19,400
  Foot Locker, Inc.                                        5,300         39,008
  Home Depot, Inc.                                         5,000        107,650
  Hot Topic, Inc.*                                         5,000         42,700
  Lowe's Cos., Inc.                                        4,000         73,080
  Office Depot, Inc.*                                        100            216

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)

SECURITY                                                  SHARES   MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 77.16% (CONTINUED)

SPECIALTY RETAIL - 1.85% (CONTINUED)
  O'Reilly Automotive, Inc.*                               4,000   $    116,280
  Pacific Sunwear of California, Inc.*                     7,700          9,625
  Stage Stores, Inc.                                       5,600         40,040
  Systemax, Inc.                                           4,000         40,520
  Tween Brands, Inc.*                                      6,500         17,485
                                                                   ------------
                                                                        862,472
                                                                   ------------
THRIFTS & MORTGAGE FINANCE - 0.72%
  Bank Mutual Corp.                                        5,200         45,916
  Brookline Bancorp, Inc.                                  5,000         48,350
  First Niagara Financial Group, Inc.                      5,000         65,300
  MGIC Investment Corp.*                                   6,300         17,388
  PMI Group, Inc. (The)                                    1,200          1,668
  Provident Financial Services, Inc.                       5,000         54,650
  TrustCo Bank Corp.                                      15,000        100,500
                                                                   ------------
                                                                        333,772
                                                                   ------------
TOBACCO - 1.39%
  Altria Group, Inc.                                      12,171        201,308
  Philip Morris International, Inc.                        6,871        255,258
  Reynolds American, Inc.                                  5,000        190,900
                                                                   ------------
                                                                        647,466
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES - 0.43%
  American Tower Corp. - Class A*                          4,000        121,360
  Crown Castle International Corp.*                        4,000         78,080
                                                                   ------------
                                                                        199,440
                                                                   ------------

TOTAL COMMON STOCKS (COST $48,312,481)                             $ 35,914,210
                                                                   ------------

                                                     INTEREST      MATURITY          PRINCIPAL        MARKET
SECURITY                                               RATE          DATE              AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 20.73%
  US Treasury Bonds                                   8.125%       08/15/19          $ 3,250,000    $ 4,564,219
  US Treasury Bonds                                   8.750%       08/15/20              400,000        590,688
  US Treasury Bonds                                   7.125%       02/15/23              500,000        675,625
  US Treasury Notes                                   3.500%       08/15/09              200,000        203,313
  US Treasury Notes                                   2.000%       02/28/10            1,300,000      1,319,856
  US Treasury Notes                                   1.250%       11/30/10            1,200,000      1,209,051
  US Treasury Notes                                   3.875%       10/31/12            1,000,000      1,086,876
                                                                                                    -----------
TOTAL US TREASURY OBLIGATIONS (COST $9,694,244)                                                     $ 9,649,628
                                                                                                    -----------

ISI STRATEGY FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
                                                      PRINCIPAL
SECURITY                                                AMOUNT     MARKET VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.67%
  JPMORGAN CHASE, N.A.
    Dated 01/31/09, 0.15%, principal and interest
    in the amount of $779,010 due 02/02/09,
    collaterized by US Treasury Bonds, par value
    of $540,000 due 08/15/21 with a value of
    $796,280 (COST $779,000)                          $  779,000   $    779,000
                                                                   ------------

TOTAL INVESTMENTS - 99.56% (COST $58,785,725)                      $ 46,342,838

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.44%                           204,952
                                                                   ------------

NET ASSETS - 100.00%                                               $ 46,547,790
                                                                   ============

*     Non-income producing.

See Notes to Schedule of Investments.

ISI STRATEGY FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price ("NOCP") provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable,  the Fund  determines  a fair value in good faith  under  procedures established by and under the general supervision of the Fund's Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and an event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs

Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2009:

      VALUATION INPUTS
      ====================================================================
      Level 1 - Quoted prices                                 $ 36,693,210
      Level 2 - Other significant observable inputs              9,649,628
                                                              ------------
      Total                                                   $ 46,342,838
                                                              ============

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

ISI STRATEGY FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of January 31, 2009:

      Tax cost of portfolio investments                       $ 58,865,252
                                                              ============

      Gross unrealized appreciation                           $  3,194,234
      Gross unrealized depreciation                            (15,716,648)
                                                              ------------

      Net unrealized depreciation                             $(12,522,414)
                                                              ============

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ISI Strategy Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ R. Alan Medaugh
                              --------------------------------------------------
                                    R. Alan Medaugh, President

Date          March 13, 2009
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ R. Alan Medaugh
                              --------------------------------------------------
                                    R. Alan Medaugh, President

Date          March 13, 2009
         --------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          March 13, 2009
         --------------------------

* Print the name and title of each signing officer under his or her signature.